Profit for the Year	12 Months Ended
Dec. 31, 2018
Profit for the Year [Abstract]
PROFIT FOR THE YEAR
16.	PROFIT FOR THE YEAR

Profit for the year has been arrived at after charging:

	Year ended December 31,
	2018	2017	2016
Cost of inventories recognized as expenses	20,398,829	35,094,050	38,788,893
Taxes and surcharges	112,108	180,302	253,039
	20,510,937	35,274,352	39,041,932

Depreciation of property, plant and equipment	1,172,809	1,137,831	1,944,176
Amortization of land use rights and trademarks	14,545	14,307	19,009
Amortization of subsidies prepaid to distributors	-	401,259	910,537
Amortization of prepayments and premiums under operating leases	104,206	105,340	118,783
Provision (Reversal) of inventory obsolescence	196,124	101,256	(1,667)
Provision of bad debt allowance	-	-	331,196
Provision of impairment loss in prepayments	-	-	11,649,038
Provision of impairment loss in prepayments	13,311,557	-	-
	14,799,241	1,759,993	14,971,072